Commitments and Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended		12 Months Ended
	Dec. 29, 2011	Jun. 30, 2011	Apr. 28, 2012	May 03, 2014 Minimum	May 03, 2014 Maximum
Commitments and Contingencies [Line Items]
Lease contract term				5 years	10 years
Lease cancellation period				90 days	120 days
Purchased of distribution facility and equipment		$ 21,000
Sale of distribution facility	18,000		18,000
Loss on sale of distribution facility	$ 2,178